Expense Example - Global X Funds - Global X Adaptive Risk Managed Yield ETF - Global X Adaptive Risk Managed Yield ETF Class	Jun. 02, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	$ 107